Stockholders' Equity - Stock Compensation Expense Textual (Detail) (USD $)	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2014 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Stock Compensation Plan [Member]	Dec. 31, 2012 Stock Compensation Plan [Member]	Dec. 31, 2011 Stock Compensation Plan [Member]	Aug. 24, 2011 Stock Compensation Plan [Member] Performance Shares [Member]	Jan. 14, 2010 Stock Compensation Plan [Member] Performance Shares [Member]	Dec. 31, 2012 Stock Compensation Plan [Member] Performance Shares [Member]	Dec. 31, 2011 Stock Compensation Plan [Member] Performance Shares [Member]	Aug. 24, 2011 Stock Compensation Plan [Member] Performance Shares [Member] Vesting Upon Approval of Intermezzo by the U.S. Food and Drug Administration [Member]	Jan. 14, 2010 Stock Compensation Plan [Member] Performance Shares [Member] Vesting Upon Approval of Intermezzo by the U.S. Food and Drug Administration [Member]	Aug. 24, 2011 Stock Compensation Plan [Member] Performance Shares [Member] Vesting on First Anniversary of Approval of Intermezzo by U.S. Food and Drug Administration [Member]	Jan. 14, 2010 Stock Compensation Plan [Member] Performance Shares [Member] Vesting on First Anniversary of Approval of Intermezzo by U.S. Food and Drug Administration [Member]	Dec. 31, 2013 Stock Compensation Plan [Member] Employee Stock Option [Member]	Dec. 31, 2012 Stock Compensation Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 Stock Compensation Plan [Member] Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense				$ 500,000	$ 700,000	$ 1,000,000	$ 1,500,000	$ 3,000,000	$ 2,700,000	$ 3,700,000			$ 600,000	$ 1,700,000
Number of shares outstanding, options granted	1,935,000	790,500	1,502,750								803,750	225,500
Percent vested															50.00%	50.00%	50.00%	50.00%
Weighted-average grant-date fair value of stock options granted to employees											$ 1.90	$ 5.79							$ 2.826	$ 5.299	$ 3.718
Fair value of options at grant date											1,500,000	1,300,000
Unrecognized compensation cost related to unvested share-based arrangements																			$ 4,400,000
Weighted average compensation cost recognition period																			2 years 9 months 4 days